CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash Flows from Operating Activities:
Net income	¥ 4,005,568	$ 580,753	¥ 5,764,513	¥ 3,495,709
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and reduction in right-of-use assets	76,983	11,161	65,973	36,063
Share-based compensation	199,737	28,959	253,922	301,161
Gain on disposal of investment			(10,115)
Investment loss	19,888	2,883
Provision for loan principal, financial assets receivables and other receivables	2,216,322	321,337	1,553,970	1,248,036
Provision for contingent liabilities	4,367,776	633,268	3,078,225	4,794,127
Foreign exchange (gain) loss	160,225	23,230	(35,550)	(101,534)
Fair value change of foreign exchange options	(4,704)	(682)
Changes in operating assets and liabilities
Funds receivable from third party payment service providers	(1,005,630)	(145,803)	(21,687)	(12,604)
Accounts receivable and contract assets	(33,157)	(4,807)	(819,931)	(512,799)
Financial assets receivable	338,000	49,005	(436,538)	(2,464,534)
Prepaid expenses and other assets	987	143	11,378	253,185
Security deposit prepaid to third-party guarantee companies	478,187	69,330	40,258	17,839
Deferred tax	(205,044)	(29,729)	647,429	(326,542)
Other non-current assets	(53,002)	(7,685)	(27,846)	(18,423)
Amounts due to (from) related parties	443,103	64,244	(776,431)	199,995
Guarantee liabilities	(4,932,263)	(715,111)	(2,691,248)	(1,912,852)
Income tax payable	36,903	5,350	(603,202)	171,095
Other tax payable	(58,971)	(8,549)	(13,117)	52,056
Land use rights, net			(1,036,178)
Accrued expenses and other current liabilities	(105,634)	(15,315)	897,670	88,842
Other long-term liabilities	8,556	1,241	(1,799)	(16,210)
Interest receivable/ payable	(31,315)	(4,540)	(49,996)	33,200
Net cash provided by operating activities	5,922,515	858,683	5,789,700	5,325,810
Cash Flows from Investing Activities:
Purchase of property and equipment and intangible assets	(26,973)	(3,911)	(25,307)	(15,272)
Loans provided to related parties			(50,000)
Repayment of loans provided to related parties			50,000
Investment in loans receivable	(59,826,361)	(8,674,007)	(40,168,794)	(38,720,482)
Collection of investment in loans receivable	52,556,851	7,620,027	34,131,231	39,628,524
Capital injection to an investee entity	(9,182)	(1,331)
Purchase of short-term investments	(57,000)	(8,264)
Purchase of foreign exchange options	(14,549)	(2,109)
Proceeds from disposal of short-term investments	17,890	2,594
Disposal of subsidiaries and other business units, net of cash received	3,349	486
Disposal of subsidiaries and other business units, net of cash received			(1,458)
Net cash provided by (used in) investing activities	(7,355,975)	(1,066,515)	(6,064,328)	892,770
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary share upon IPO	239,125	34,670
Repayment of short term loans	(642,952)	(93,219)	(150,000)	(200,000)
Proceeds from short-term loans	340,179	49,321	364,053	186,800
Proceeds from long-term loans	17,854	2,589
Cash received from investors of the consolidated trusts	8,570,920	1,242,667	5,928,773	3,092,101
Cash paid to investors of the consolidated trusts	(4,325,292)	(627,108)	(4,193,425)	(6,360,483)
Contribution from non-controlling interests	90,000	13,049	30,000	129
Dividend to shareholders	(988,586)	(143,331)
Acquisition of non-controlling interests				(947)
Loans received from non-controlling interests	3,000	435	344,487
Loans payment to non-controlling interests	(90,000)	(13,049)	(60,168)
Cash received from a related party for investment			354,667
Cash repayment to a related party	(10,180)	(1,476)	(354,667)
Net cash (used in) provided by financing activities	3,204,068	464,548	2,263,720	(3,282,400)
Effect of foreign exchange rate changes	(18,192)	(2,640)	(3,411)	2,236
Net increase in cash and cash equivalents	1,752,416	254,076	1,985,681	2,938,416
Cash, cash equivalents, and restricted cash, beginning of year	8,759,947	1,270,073	6,774,266	3,835,850
Cash, cash equivalents, and restricted cash, end of year	10,512,363	1,524,149	8,759,947	6,774,266
Supplemental disclosures of cash flow information:
Income taxes paid	(904,947)	(131,205)	(1,213,913)	(741,490)
Interest paid (not including interest paid to investors of consolidated trusts)	(10,862)	(1,575)	(13,757)	(5,728)
Supplemental disclosure of significant non-cash investing and financing activities:
Payables for dividends:	177,518	25,738	276,991
Payables for capitalized issuance costs	15,904	$ 2,306
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	7,165,584		6,116,360	4,418,416
Restricted cash	3,346,779		2,643,587	2,355,850
Total cash, cash equivalents, and restricted cash	¥ 10,512,363		¥ 8,759,947	¥ 6,774,266